Leases - Schedule of Supplemental Information Related to Finance Leases (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Apr. 30, 2023 JPY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2022 JPY (¥)	Apr. 30, 2021 JPY (¥)
Supplemental Cash Flow Information Related To Finance Leases [Abstract]
Cash paid for amounts included in the measurement of lease liabilities	¥ 14,315	$ 105	¥ 4,766	¥ 646
Finance lease right-of-use assets obtained in exchange for lease liabilities	¥ 3,996	$ 29	¥ 47,147	¥ 0
Weighted average remaining lease term (in years)	2 years 8 months 12 days	2 years 8 months 12 days	3 years 8 months 12 days	4 years 7 months 6 days
Weighted average discount rate (IBR)	2.59%	2.59%	2.56%	3.00%